CONSOLIDATED STATEMENT OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 1,297	$ 183	$ 1,608
Cost of revenues	17,571	3,681	3,270
Gross loss	(16,274)	(3,498)	(1,662)
Operating expenses:
Research and development expenses, net	45,432	49,460	82,662
Selling, general and administrative expenses	19,988	26,171	35,568
Other expenses	24,716	0	0
Total operating expenses	90,136	75,631	118,230
Operating loss	(106,410)	(79,129)	(119,892)
Income (Loss) from warrants remeasurement	37,953	(22,750)	396
Financial income (expenses), net	10,658	(7,812)	3,928
Net loss before income tax	(57,799)	(109,691)	(115,568)
Taxes on income (tax benefit)	(1,992)	2,063	(1,360)
Net loss	(55,807)	(111,754)	(114,208)
Net comprehensive loss	$ (55,807)	$ (111,754)	$ (114,208)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Class A Ordinary Shares
Operating expenses:
Basic net loss per share (in USD per share)	$ (1.74)	$ (7.01)	$ (11.32)
Diluted net loss per share (in USD per share)	$ (1.74)	$ (7.01)	$ (11.32)
Weighted average number of ordinary shares used in computing basic net loss per share (in shares)	32,140,321	15,933,291	10,087,691
Weighted average number of ordinary shares used in computing diluted net loss per share (in shares)	32,140,321	15,933,291	10,087,691